Net income from financial instruments measured at fair value through profit and loss - HSBC Holdings – Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 10,469	$ 7,744	$ 9,582
Changes in fair value of designated debt and related derivatives	[1]	(77)	(182)	231
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		226	798	455
Net income/expense from financial instruments measured at fair value through profit and loss		7,224	12,413	12,349
HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		2,129	110	801
Changes in fair value of designated debt and related derivatives	[2]	2,144	349	(326)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		(2,409)	(420)	1,141
Net income/expense from financial instruments measured at fair value through profit and loss		1,864	39	1,616
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(7,086)	(2,811)	2,619
Derivatives managed in conjunction with HSBC’s issued debt securities | HSBC Holdings
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(1,529)	(625)	694
Other changes in fair value
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		7,009	2,629	(2,388)
Other changes in fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		3,673	974	(1,020)
Trading securities
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		2,576	6,668	11,074
Trading securities | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		2,094	87	(336)
Other instruments managed on a fair value basis
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		7,893	1,076	(1,492)
Other instruments managed on a fair value basis | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 35	$ 23	$ 1,137

[1]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[2]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.